Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
The Group’s consolidated financial statements for the years ended December 31, 2017, 2018 and 2019 are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.
As an emerging growth company, the Company elects to use the extended transition period for complying with new or revised financial accounting standards.

Basis of consolidation
(b)	Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and a consolidated VIE, including the VIE’s subsidiaries, for which the Company is the ultimate primary beneficiary.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.
A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or one of its subsidiaries is the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.
The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) between the Company’s PRC subsidiary, Zhixuan and the VIE, Huiye Tianze. Through the Contractual Agreements, the VIE is effectively controlled by the Company.
Exclusive Business Cooperation Agreement
: Under the exclusive business cooperation agreement, Zhixuan has the exclusive right to provide Huiye Tianze and its subsidiaries with technical support, consulting services and other services. Reciprocally, Huiye Tianze and its subsidiaries shall not accept any technical support, consulting services and other services from any third parties. In exchange, Zhixuan is entitled to receive a service fee from Huiye Tianze on a monthly basis and in an amount equal to all of its net income. Zhixuan owns the intellectual property rights arising out of the performance of the exclusive business cooperation agreement. Unless otherwise agreed by the parties, this agreement will remain effective for a maximum term allowed under PRC law and may be extended from time to time by Zhixuan at its determination.
Exclusive Option Agreement
: Pursuant to the exclusive option agreement, Huiye Tianze and each of its subsidiaries have irrevocably granted Zhixuan an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion at any time, to the extent permitted under PRC law, all or part of their assets and business in the applicable entities. As for the consideration, the purchase price should be equal to the minimum price as permitted by PRC law.
Pursuant to the exclusive option agreements, each shareholder of Huiye Tianze has irrevocably granted Zhixuan an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion at any time, to the extent permitted under PRC law, all or part of their current and future shares in Huiye Tianze. As for the consideration, the purchase price should be equal to the minimum price as permitted by PRC law
Share Pledge Agreements
: Concurrent with the exclusive option agreements and pursuant to the share pledge agreements, the shareholders of Huiye Tianze have pledged all of their equity interest in Huiye Tianze as a continuing first priority security interest, as applicable, to respectively guarantee the VIE’s performance of their obligations under the exclusive business cooperation agreement between Huiye Tianze and Zhixuan. If Huiye Tianze or any of its shareholders breach their contractual obligations under these agreements, Zhixuan, as pledgee, will be entitled to certain rights regarding the pledged equity interests. In the event of such breaches, Zhixuan’s rights include forcing the disposition or sale of all or part of the pledged equity interests of the applicable VIE and receiving proceeds from such auction or sale in accordance with PRC law. Each of the shareholders of Huiye Tianze agrees that, during the term of the applicable share pledge agreement, such shareholder will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of Zhixuan. Zhixuan is entitled to all dividends declared by Huiye Tianze. Each share pledge agreement will remain effective until the applicable VIE discharges all its obligations under the exclusive business cooperation agreement
Power of Attorney
:
Pursuant to each power of attorney, each shareholder of Huiye Tianze has irrevocably appointed Zhixuan to act as such shareholder’s exclusive attorney-in-fact
to exercise all shareholder rights, including the right to attend and vote on shareholder’s meetings, appoint directors and executive officers and sell or dispose all or part of the equity interests owned by such shareholder in Huiye Tianze. Each power of attorney will remain in force for so long as the shareholder remains a shareholder of the applicable VIE.

The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Current assets	307,164	478,453
Non-current assets	32,936	46,267

Total assets	340,100	524,720

Current liabilities	304,358	368,617
Non-current liabilities	16,378	1,054

Total liabilities	320,736	369,671

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB
Total operating revenue	246,968	498,228	984,910
Net (loss)/profit	(95,746)	29,973	22,806

Net cash (used in)/provided by operating activities	(83,524)	67,049	104,565
Net cash provided by/(used) in investing activities	57,760	(3,541)	(6,927)
Net cash provided by/(used) in financing activitie s	22,973	48,720	823

Net (decrease)/increase in cash and cash equivalents	(2,791)	112,228	98,461
Cash and cash equivalents at beginning of yea r	40,471	37,680	149,908

Cash and cash equivalents at end of year	37,680	149,908	248,369

The
significant portion of the total assets and total liabilities of Huiye Tianze and its subsidiaries approximate the amounts in the Group’s consolidated financial statements.
Under the contractual arrangements with the VIE, the Company can have the assets transferred out of the VIE and VIE’s subsidiaries, except for restricted cash and insurance premium receivables balance as disclosed on the balance sheet. Except for these two amounts, there is no other asset of the VIE that can only be used to settle obligations of the VIE and VIE’s subsidiaries. Since the VIE are incorporated as limited liability companies under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. However, as the Company is conducting certain businesses through its VIE and VIE’s subsidiaries, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

In the opinion of the Company’s management, the contractual arrangements among its subsidiary, the VIE and their respective Nominee Shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIE and VIE’ subsidiaries in the consolidated financial statements.
In March 2019, the People’s Congress of the PRC passed the Draft Foreign Investment Enterprises (“FIE”) Law, which was released for public comment by the Ministry of Commerce (“MOFCOM”) in January 2015. The newly passed FIE Law will go into effect in 2020. The FIE Law appears to include VIE within the scope of entities that could be considered to be FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the FIE Law includes control through contractual arrangements within the definition of “actual control”. These provisions regarding control through contractual arrangements could be construed to include the Group’s contractual arrangements with its VIE, and as a result, the Group’s VIE could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The FIE Law includes provisions that would exempt from the definition of FIEs where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The FIE Law is silent as to what type of enforcement action might be taken against existing VIE, that operates in restricted or prohibited industries and is not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on FIEs included in the FIE Law are enacted and enforced in their current form, the Group’s ability to use the contractual arrangements with its VIE and the Group’s ability to conduct business through the VIE could be severely limited.
The Company’s ability to control the VIE also depends on the power of attorney Zhixuan has to vote on all matters requiring shareholders’ approvals in the VIE. As noted above, the Company believes these power of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIE were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure its operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIE or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIE. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIE is remote.

Non-controlling interests
(c)	Non-controlling interests
When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained non-controlling
investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.
For the Company’s majority-owned subsidiaries and VIE, a
non-controlling
interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net profit/(loss) in the consolidated statements of comprehensive income includes the net (profit)/loss attributable to non-controlling
interests, and common shareholders and redeemable preferred shareholders where applicable. The cumulative results of operations attributable to non-controlling
interests are recorded as
non-controlling
interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling
interests are presented under financing activities in the consolidated statements of cash flows.

Use of estimates
(d)	Use of estimates
Financial statements amounts that reflect significant accounting estimates and assumptions mainly include, but are not limited to, allowance for doubtful accounts (losses of accounts receivable, insurance premium receivables and other receivables), determination of uncertain tax positions, realizability of deferred tax assets, accounting for redeemable preferred shares, and valuation of share-based compensation arrangements. Actual results could materially differ from these estimates.

Comprehensive Income and Foreign Currency Translation
(e)	Comprehensive Income and Foreign Currency Translation
The Group’s operating results are reported in the consolidated statements of comprehensive (loss)/income pursuant to FASB ASC Topic 220, “Comprehensive Income”. Comprehensive income consists of two components: net income and other comprehensive income (“OCI”). The Group’s OCI is comprised of gains and losses resulting from translating foreign currency financial statements of entities, of which functional currency is other than Renminbi (“RMB”) which is the reporting currency of the Group, net of related income taxes, where applicable. Such subsidiaries’ assets and liabilities are translated into RMB at period-end
exchange rates, and revenues and expenses are translated at average exchange rates prevailing during the period. Adjustments that result from translating amounts from a subsidiary’s functional currency to the RMB (as described above) are reported net of tax, where applicable, in accumulated OCI in the consolidated balance sheets.

Convenience translation
(f)	Convenience translation
Translations of balances in the Group’s consolidated balance sheets, consolidated statements of comprehensive (loss) /income and consolidated statements of cash flows from RMB into US$ as of and for period ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 6.9618, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

Cash and cash equivalents
(g)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

Restricted cash
(h)	Restricted cash
In its capacity as an insurance broker, the Group collects “premiums” (unremitted insurance premiums) from certain insureds and remits the “premiums” to the appropriate insurance companies. Unremitted insurance premiums are held in custody until disbursed by the Group. The Group reports such amounts as restricted cash in the consolidated balance sheets. Unremitted insurance premiums were RMB 121,151 thousand and RMB 136,706 thousand (US$ 19,637 thousand) as of December 31, 2018 and 2019, respectively. Also, restricted cash balance includes guarantee deposits required by China Banking and Insurance Regulatory Commission (“CBIRC”) in order to protect insurance premium appropriation by insurance broker. The restricted cash balance related to this requirement was RMB 24,480 thousand (US$3,566 thousand as of December 31,
2018 and 2019)
.

Short Term Investments
(i)	Short Term Investments
Short-term investments mainly consist of investments placed with banks with original maturities between three months and one year and investments in money market funds. Interest earned is recorded as investment income in the consolidated statements of comprehensive (loss)/income during the years presented.

Accounts Receivable
(j)	Accounts Receivable
Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent brokerage fees receivable from insurance companies. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable balance. The Group assesses the collectability of accounts receivable by determining the allowance percentage for the overdue balances by age. The Group makes allowance for the overdue balances of continuing cooperating insurance companies over 6 months and for the overdue balances of discontinuing cooperating insurance companies over 3 months.

Insurance Premium Receivables
(k)	Insurance Premium Receivables
Insurance premium receivables consist of insurance premiums to be collected from the insured, and are recorded at the invoiced amount and do not bear interest. The insurance premium received are included in net cash provided by operating activities in the consolidated statements of cash flows.

Fair value measurement
(l)	Fair value measurement
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs that may be used to measure fair value include:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Recurring
The Group’s financial instruments are not measured at fair value in the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purpose.

As of December 31, 2018 and 2019, the fair values of cash and cash equivalents, restricted cash, accounts receivable, insurance premium receivables, amounts due from related parties, other receivables, accounts payable, insurance premium payables and other payables approximated their net
carrying values reported in the consolidated balance sheets due to the short term maturities of these instruments.
Long term borrowings are measured at amortized cost using discounted rates reflected time value of money. As the market interest rate is relatively stable during the reporting period, the carrying values of long term borrowings approximated their fair values reported in the consolidated balance sheets.
Non-recurring
The Group measures certain financial assets, including the investments under the cost method and equity method at fair value on a non-recurring
basis only if an impairment charge were to be recognized. The Group’s non-financial
assets such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.

Property, Plant and Equipment, net
(m)	Property, Plant and Equipment, net
Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Expenditures for maintenance and repairs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation/amortization are removed from the accounts and any resulting gain or loss is recognized in consolidated statement of comprehensive (loss)/income.

Intangible assets, net
(n)	Intangible assets, net
Intangible assets represent domain name and purchased computer software. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets.
 The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Domain name	10 years	0%
Purchased computer software	5~10 years	0%

Impairment of long-lived assets and intangible assets
(o)	Impairment of long-lived assets and intangible assets
Long-lived assets including intangible assets with definite lives, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Group measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2017, 2018 and 2019.

Long-term investments
(p)	Long-term investments
The Group accounts for long-term investments using either the equity method of accounting or at fair value depending upon whether the Group has the ability to exercise significant influence over investments. As part of this evaluation, the Group considers the participating and protective rights in the investments as well as its legal form.
The Group uses the equity method of accounting for the long-term investments when the Group has the ability to significantly influence the operations or financial activities of the investee. The Group records the equity method long-term investments at historical cost and subsequently adjusts the carrying amount at each period for share of the earnings or losses of the investee and other adjustments required by the equity method of accounting. Dividends received from the equity method investments are recorded as reductions in the cost of such investments.
When the Group does not have significant influence and the equity method investments do not have readily determinable fair values, the Group elects to measure these investments at cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identified or a similar investment of the same issuer.
Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Short-term and Long-term borrowings
(q)	Short-term and Long-term borrowings
The Short-term and Long-term borrowings represent our borrowings from commercial banks for our working capital. Short-term borrowings includes borrowings with maturity terms shorter than one year and the current portion of the long-term borrowings.

Insurance Premium Payables
(r)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates, and insurance premiums due but not yet collected from the insured.

Share-based Compensation
(s)	Share-based Compensation
Employee share-based compensation
All forms of share-based payments to employees, including employee stock options, employee stock purchase plans restricted shares and shares award, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of comprehensive income in accordance with ASC 718, “Stock Compensation”. In accordance with the guidance, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award. The fair value of a liability-classified award will be re-measured
to an updated fair value at each reporting period until the award is settled. The compensation cost is recognized over the requisite service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no compensation cost is recognized if the requisite service is not rendered. For liability-classified award, the Group will true up compensation cost each reporting period for changes in fair value pro-rated
for the portion of the requisite service period rendered. The Group recognizes compensation cost for an award with both a service condition and a performance condition that has a graded vesting features using graded vesting method over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. If awards with market or performance conditions include graded vesting features, the graded vesting method should be used and the straight-line method should not be used. Additionally, if an award includes both a service condition and a market or performance condition, the graded vesting method should be used. No compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not satisfied.
Share-based compensation expenses of RMB 811 thousand, RMB 967 thousand and RMB 94,958 thousand for the years ended December 31, 2017, 2018 and 2019, respectively, were included in cost of revenue, selling expenses, general and administrative expenses and research and development expenses.

Fair Value of Redeemable Preferred Shares and Common Shares

(t)	Fair Value of Redeemable Preferred Shares and Common Shares
Shares of the Company, which do not have quoted market prices, were valued based on the income approach. The income approach involves applying the discounted cash flow analysis based on projected cash flow using the Group’s best estimate as of the valuation dates. Estimating future cash flow requires the Group to analyze projected revenue growth, gross margins, effective tax rates, capital expenditures and working capital requirements. In determining an appropriate discount rate, the Group considered the cost of equity and the rate of return expected by venture capitalists. The Group also applied a discount for lack of marketability given that the shares underlying the award were not publicly traded at the time of grant. Determination of estimated fair value of the Group requires complex and subjective judgments due to its limited financial and operating history, unique business risks and limited public information on companies in China similar to the Group.
Option-pricing method was used to allocate enterprise value to redeemable preferred shares and common shares. The method treats redeemable preferred shares and common shares as call options on the enterprise’s value, with exercise prices based on the redeemable preferred shares. The strike prices of the “options” based on the characteristics of the Group’s capital structure, including number of shares of each class of common shares, seniority levels and redemption values for the redeemable preferred shares. The option-pricing method also involves making estimates of the volatility of the Group’s equity securities. The anticipated timing is based on the plans of board of directors and management of the Group. Estimating the volatility of the share price of a privately held company is complex because there is no readily available market for the shares. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies.

Redeemable Preferred Shares and Convertible Bond
(u)	Redeemable Preferred Shares and Convertible Bond
Accounting of Redeemable Preferred Shares
The Company classified the redeemable preferred shares as mezzanine equity in the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain events outside of the Company’s control. The redeemable preferred shares are recorded initially at fair value, net of issuance costs.
The Group determined that the redemption features do not require bifurcation as they either are clearly and closely related to the redeemable preferred shares or do not meet the definition of a derivative.
The Group has determined that there was no embedded beneficial conversion feature (“BCF”) attributable to the redeemable preferred shares. In making this determination, the Group compared the initial effective conversion prices of the redeemable preferred shares and the fair values of the Group’s common shares determined by the Group at the issuance dates. The initial effective conversion prices were greater than the fair values of the common shares to which the redeemable preferred shares are convertible into at the issuance dates.
Subsequently, the carrying amount is increased by periodic accretion, using the interest method, so that the carrying amount will equal to mandatory redemption amount the redemption date.
Accounting of convertible bond
The Company determined convertible bond, which were classified as liabilities, was initially measured at par under ASC 470 and subsequently stated at amortized cost plus accrued unpaid interest.
The Company has determined that there was a BCF as its conversion price is lower than the Company’s stock price at the commitment date. The BCF was recognized as a discount to the convertible bond and subsequently amortized as interest expenses using the effective interest method over the period from the issuance date to the maturity date

Employee Benefit Plans
(v)	Employee Benefit Plans
As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIE in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of income and comprehensive income as they become payable in accordance with the rules of the above mentioned defined contribution plans

Revenue recognition
(w)	Revenue recognition
Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the common course of the Group’s activities and is recorded net of value-added tax (“VAT”). The services to be accounted for mainly include insurance brokerage and consulting services.
The Group has early adopted ASU
2014-09,
Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 on January 1, 2017.
The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•	Step 1: Identify the contract (s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation
Insurance brokerage services
The primary source of revenues is commissions from insurance brokerage services, determined based on a percentage of premiums paid by insured. The brokerage fee rate, which is paid by the insurance companies, shall be based on the terms specified in the annual service contract with the insurance company for each product sold through the Group. The Group determines that the insurance company, or the insurer, is its customer in this agreement. Insurance brokerage services revenue is recognized when the signed insurance policy is in place and the premium is collected from the insured since the Company has fulfilled its performance obligation to sell an insurance policy on behalf of the insurance company.
The Group is also entitled to a performance bonus from insurance companies if the cumulative average monthly sales volume exceeds a predetermined level. Such bonus is determined at the end of each month and recognized as revenue.
Consulting service
For cargo insurance products, in addition to the commission from brokerage service paid by the insurance companies, the Group also generates service fees from rendering consulting service to assist the insured to obtain such a cargo insurance policy. The Group determines that the insured is its customer in this consulting service arrangement. Upon successful purchase of cargo insurance products by the insured, the Group’s performance obligation related to consulting service to the insured has been fully fulfilled, as such, revenue for those services is recognized when the insurance product has been purchased. While the insurance premium is set by the respective insurance companies, the consulting service fee is determined by the Group based on a percentage of insurance premium. Of the total contract price received from the insured, the amount equal to the premium of the cargo insurance product as agreed with insurance company is recorded as insurance premium payable while the remaining is recorded as revenue for the consulting service.
Value added tax
The Group is subject to
value-added-tax
(“VAT”) on the revenues earned for services provided in the PRC. The applicable rate of value added tax is 6%. In the accompanying consolidated statements of comprehensive (loss) /income, such VAT is excluded from net revenues.

Cost of revenue
(x)	Cost of revenue
A large component of the Group’s cost of revenue is channel cost, which is service fee paid to user traffic channels for successful sales, including social media influencers, emerging media channels and financial institutions. These user traffic channels have influences over their followers and users, who are potential insurance policyholders. Determination of channel cost is based on the service fee rate multiplied by the insurance premium sold. Channel cost is recognized in the period it incurred.

Selling expenses
(y)	Selling expenses
The Group records its marketing campaign expenses and loyalty points as selling expenses.
Marketing campaign expenses consist primarily of advertising and marketing promotion expenses. Advertising and marketing expenses, amounting to approximately RMB 36,215 thousand, RMB 21,606 thousand and RMB 47,927 thousand for the years ended December 31, 2017, 2018 and 2019, respectively, are charged to the consolidated statements of comprehensive (loss)/income as incurred. Beside marketing campaign expenses, selling expenses consist of salaries and employment benefits for employees who work in brokerage service line, office rental, telecommunications and office supply expenses incurred in connection with sales activities.
The Group operates a loyalty program which offers points to its users. Such loyalty points can be used to redeem a variety of gifts and services that the Group purchased from third-party providers. Users have a variety of ways to obtain the points, such as signing up an account, inviting friends, and comment on the insurance product, etc. The Group accounts for such points as selling expenses with a corresponding liability recorded under other payables and accrued expenses of consolidated balance sheets upon the offering of these points. The Group estimates liabilities under the loyalty program based on cost of the gifts and services that can be redeemed taking into account estimated breakage. At the time of redemption, the Group records a reduction of other payables and accrued expenses.

General and Administrative Expenses
(z)	General and Administrative Expenses
General and administrative expenses consist of payroll, rental, and related expenses for employees involved in general corporate functions, including finance, legal and human resources, as well as costs associated with use of facilities and equipment, such as depreciation expenses and other general corporate related expenses.
General and administrative expenses also includes surcharges on VAT payments according to PRC tax.

Others, net
(aa)	Others, net
Others, net, mainly consist of non-operating income and expenses, such as government subsidies.

Taxation
(bb)	Taxation
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statement of comprehensive (loss) /income in the period of the enactment of the change.
The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.
The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not
recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Net profit/(loss) per share
(cc)	Net profit/(loss) per share
Basic profit/(loss) per share is computed by dividing net profit/(loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period using the two-class
method. Under the
two-class
method, net income is allocated between common shares and other participating securities based on their participating rights. Net profit/ (loss) is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the profit or loss. Diluted profit/(loss) per share is calculated by dividing net profit/(loss) attributable to common shareholders by the weighted average number of common and dilutive common equivalents shares outstanding during the period. Common equivalents shares consist of shares issuable upon the conversion of the redeemable preferred shares using the if-converted
method, and shares issuable upon the exercise of share options using the treasury stock method. Common equivalents shares are not included in the denominator of the diluted profit/(loss) per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting
(dd)	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The Group determines that their chief executive officer (“CEO”) is the chief operating decision-maker.
The Group manages its business as a single operating segment engaged in the provision of insurance brokerage services in the PRC. Substantially all of its revenues are derived in the PRC. All long-lived assets are located in PRC.

Significant Risk and Uncertainties
(ee)	Significant Risk and Uncertainties
Currency risk
The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB 149,908 thousand and RMB 247,354 thousand of cash and cash equivalents and restricted cash denominated in RMB as of December 31, 2018 and 2019, respectively.

Concentration of Credit Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	Year ended December 31
	2017	%	2018	%	2019	%
	RMB		RMB		RMB
Customer B	—	—	99,425	20%	184,035	19%
Customer C	—	—	44,296	9%	142,443	14%
Customer H	—	—	—	—	124,946	13%
Customer A	18,820	7%	100,123	20%	94,182	9%

	18,820	7%	243,844	49%	545,606	55%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	At December 31
	2018	%	2019	%
	RMB		RMB
Customer I	—	—	42,444	24%
Customer A	9,300	9%	35,128	19%
Customer J	612	1%	33,380	19%
Customer B	11,970	11%	16,945	9%
Customer C	33,146	30%	8,419	5%

	55,028	51%	136,316	76%

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.
The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.
Interest rate risk
Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group have not been exposed to material risks due to changes in market interest rates as the borrowings held by the Group all bear interest at a fixed interest rate.

Recent Accounting Pronouncements
(ff)	Recent Accounting Pronouncements
In May 2014, the FASB issued ASU
2014-09,
“Revenue from Contracts with Clients (Topic 606) (“ASU
2014-09”)
and subsequently, the FASB issued several amendments which amend certain aspects of the guidance in ASC
2014-09
(ASU
No. 2014-09
and the related amendments are collectively referred to as “ASC 606”). According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the clients, in an amount that reflects the consideration. The Group expects to be entitled to in exchange for those goods or services. The Group will enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of allowances for returns, and any taxes collected from clients, which are subsequently remitted to governmental authorities. The Group adopted ASC 606 using the full retrospective method for all periods presented.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use
asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. For public business entities, the provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. For all other entities, the provisions of this guidance are effective for annual periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. The Group will adopt the new standard effective for the year ending 31 December, 2020
, using modified retrospective approach.
Upon transition, the
Group plans
to apply the package of practical expedients permitted under Topic 842 transition guidance to the entire lease portfolio at 1 January, 2020. As a result, the
Group
 is not required to estimate (i)whether any expired or existing contracts are or contain leases, (ii)the classification of any expired or existing leases, (iii)initial direct costs for any existing leases and (iv)not to separate lease and non-lease
components. As a result of adoption of ASC 842, The Group estimates approximately RMB 5,504 thousand would be recognized as total right-of
use assets and total lease liabilities, respectively in the consolidated balance sheets as of January 1, 2020.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale
debt securities and purchased financial assets with credit deterioration. For public business entities that are U.S. SEC filers, the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.
In November 2016, the FASB issued ASU
2016-18,
Statement of Cash Flows (Topic 230) (“ASU
2016-18”).
This ASU affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU
2016-18
requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update will become effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, and early adoption is permitted in any interim or annual period. The Group has early adopted the ASU for the periods presented.
In May 2017, the FASB issued ASU
2017-09,
“Compensation—Stock compensation (Topic 718): Scope of modification accounting” to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. ASU
2017-09
is effective prospectively for all companies for annual periods beginning on or after December 15, 2017, and early adoption is permitted. The Group adopted this new standard effective on January 1, 2018. The adoption of ASU
2017-09
did not have a material impact on the Group’s consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
‘‘Fair Value Measurement (Topic 820)’’.This standard modifies disclosure requirements related to fair value measurement and is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Implementation on a prospective or retrospective basis varies by specific disclosure requirement. The standard also allows for early adoption of any removed or modified disclosures upon issuance while delaying adoption of the additional disclosures until their effective date. The Group is currently assessing the impact of adopting this standard on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
‘‘Income Taxes (Topic 740)’’. This standards simplifies the Accounting for Income Taxes, removes certain exceptions for recognizing deferred taxes for investments, performing intra period
tax allocations and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to members of a consolidated group. ASU
2019-12
is effective for annual periods beginning on January 1, 2021, with earlier adoption permitted. The Group intends to adopt the ASU on the effective date of January 1, 2021 and is currently
assessing
 the
impact
of adopting this standard on its consolidated financial statements.
In January 2020, the FASB issued

ASU
2020-1, “investments—equity securities (Topic 321)”. The amendments in this Update clarify the interaction of the accounting for equity securities under Topic 321 and investments under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 202o-01 is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with earlier adoption permitted. The Group intends to adopt the ASU on the effective date of January 1, 2022 and is currently assessing the impact of adopting this standard on its consolidated financial statements.